Related Party Transactions - Schedule of Dues Payables to Related Party (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Related Party Transaction
Drydocking supervision fee	$ 211
KNOT
Related Party Transaction
Drydocking supervision fee	187
KOAS
Related Party Transaction
Drydocking supervision fee	$ 24